OTHER FINANCIAL ITEMS (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other Financial Items [Abstract]
Loss on foreign currency translation	$ 0.4	$ 1.7